Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Net investment of the Parent	Share Capital	Additional Paid-in Capital	Share-Based Compensation reserve	Acumulated gain/losses	Foreign currency translation reserve	Non-controlling interest	Total Equity/ Net Investment
Beginning Balance at Jun. 30, 2020		R$ 787,707						R$ 68,922	R$ 856,629
Capital contributions		554,735						100,350	655,085
Acquisition of non-controlling interests		(22,071)						(57,422)	(79,493)
Acquisition of subsidiaries		2,789						28,065	30,854
Profit (loss) for the year	R$ 21,531	38,390						(16,859)	21,531
Exchange differences on translation of foreign operations	(16,436)	(16,436)							(16,436)
Ending Balance at Jun. 30, 2021		1,345,114
Ending Balance at Jun. 30, 2021		1,345,114						123,056	1,468,170
Capital contributions		190,003						12,422	202,425
Dividends paid		(131,979)						(1,090)	(133,069)
Acquisition of non-controlling interests		(3,257)						(31,094)	(34,351)
Acquisition of subsidiaries		6,136						86,917	93,053
Profit (loss) for the year	107,762	78,170						29,592	107,762
Exchange differences on translation of foreign operations	(34,263)	(32,540)						(1,723)	(34,263)
Ending Balance at Jun. 30, 2022	1,669,727	1,451,647						218,080	1,669,727
Ending Balance at Jun. 30, 2022					R$ 0
Capital contributions		60,880							60,880
Dividends paid								(3,485)	(3,485)
Acquisition of non-controlling interests		(64,711)						(36,176)	(100,887)
Non-controlling dilution on capital contributions		(7,475)						7,475	0
Acquisition of subsidiaries		8,809						14,389	23,198
Share-based payments		12,112							12,112
Profit (loss) for the year		209,310						54,579	263,889
Exchange differences on translation of foreign operations		(27,481)						(1,007)	(28,488)
Ending Balance at Feb. 27, 2023		1,643,091						253,855	1,896,946
Beginning Balance at Jun. 30, 2022	1,669,727	1,451,647						218,080	1,669,727
Beginning Balance at Jun. 30, 2022					0
Profit (loss) for the year	(218,682)
Exchange differences on translation of foreign operations	(30,600)
Ending Balance at Jun. 30, 2023		0
Ending Balance at Jun. 30, 2023	2,110,357	1,860,119	R$ 591	R$ 2,134,339	14,533	R$ (260,710)	R$ (28,634)	250,238	2,110,357
Beginning Balance at Feb. 27, 2023		1,643,091						253,855	1,896,946
Changes in parent company's net investment	(1,643,091)		514	1,464,083	12,112	209,310	(42,928)		0
SPAC merger transaction		670,333	77	670,256					670,333
Acquisition of subsidiaries								8,169	8,169
Share-based payments		2,421			2,421				2,421
Profit (loss) for the year		(470,020)				(470,020)		(12,550)	(482,570)
Exchange differences on translation of foreign operations		14,294					14,294	763	15,057
Ending Balance at Jun. 30, 2023		0
Ending Balance at Jun. 30, 2023	R$ 2,110,357	R$ 1,860,119	R$ 591	R$ 2,134,339	R$ 14,533	R$ (260,710)	R$ (28,634)	R$ 250,238	R$ 2,110,357